Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 4,405	$ 4,929
Gold bullion	4,888,695	2,457,683
Prepaid assets		29
Total assets	4,893,100	2,462,641
Current liabilities
Accounts payable	186	425
Total liabilities	186	425
Equity
Unitholders' capital	4,105,189	2,412,685
Unit premiums and reserves	125	125
Retained earnings (deficit)	898,560	151,433
Underwriting commissions and issue expenses	(110,960)	(102,027)
Total equity (note 7)	4,892,914	2,462,216
Total liabilities and equity	$ 4,893,100	$ 2,462,641
Total equity per Unit	$ 15.22	$ 12.30